Bank Loans - Schedule of Principal Repayments to Maturity by Fiscal Year (Details)	Dec. 31, 2024 EUR (€)
Schedule of Principal Repayments to Maturity by Fiscal Year [Abstract]
2025	€ 90,756
Total	€ 90,756